Note 13 - Share Capital	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of issued capital [text block]
13.	SHARE CAPITAL

(a)	AUTHORIZED

Unlimited number of common shares
One special voting share

(b)	COMMON SHARES ISSUED

	Number of
	Shares	Amount

Balance, January 1, 2017	259,333,853	$103,357,862
Funds from the exercise of stock options	685,000	123,528
Fair value of stock options exercised	-	134,831

Balance, December 31, 2017	260,018,853	103,616,221
Common shares issued on public offering	25,090,700	10,663,548
Share issue costs	-	(1,131,990)
Fair value of warrants issued on public offering	-	(2,286,426)
Fair value of compensation options issued to brokers	-	(479,204)
Funds from the exercise of stock options	372,250	87,974
Fair value of stock options exercised	-	82,330
Funds from the exercise of warrants and compensation warrants	2,600,500	1,028,471
Fair value of warrants and compensation warrants exercised	-	447,270

Balance, December 31, 2018	288,082,303	112,028,194
Funds from the exercise of stock options	281,250	60,028
Fair value of stock options exercised	-	55,950
Balance, December 31, 2019	288,363,553	$112,144,172

On
March 21, 2018,
the Company completed a brokered "bought deal" public offering of
25,090,700
units at a price of
$0.425
(
CAD$0.55
) per unit for gross proceeds of
$10,663,548
(
CAD$13,799,885
). Each unit consists of
one
common share and
one
-half common share purchase warrant. Each whole warrant entitles the holder to purchase one
common share of the Company at a price of
$0.58
(
CAD$0.75
) per share until
March 21, 2020.
The broker was paid a cash commission of
$639,813
(
6%
) of the gross proceeds and received
1,505,442
compensation options. Each compensation option is exercisable into one
compensation unit of the Company at a price of
$0.425
(
CAD$0.55
) per compensation unit until
March 21, 2020
with each compensation unit comprising
one
common share and
one
-half compensation share purchase warrant. Each whole compensation share purchase warrant entitles the broker to purchase one
common share of the Company at a price of
$0.425
(
CAD$0.55
) per share until
March 21, 2020.
The Company paid an additional
$492,177
in other costs related to this financing.

Certain management participated in the “bought-deal” public offering, by acquiring
281,000
units at a price of
$0.425
(
CAD$0.55
) per unit for gross proceeds of
$119,425
(
CAD$154,550
).

The fair value of the share purchase warrants and compensation options was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: dividend yield of
0%,
risk-free interest rate of
1.86%,
volatility of
94.77%,
and estimated life of
2
years. The estimated fair values assigned to the warrants and compensation options were
$2,286,426
and
$479,204,
respectively.